Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 164	€ 269
Trade receivables and other	587	419
Inventories	660	643
Other financial assets	30	69
Total current assets	1,441	1,400
Non-current assets
Property, plant and equipment	1,666	1,517
Goodwill	422	403
Intangible assets	70	68
Investments accounted for under the equity method	1	1
Deferred income tax assets	163	164
Trade receivables and other	64	48
Other financial assets	74	110
Total non-current assets	2,460	2,311
Total Assets	3,901	3,711
Current liabilities
Trade payables and other	968	930
Borrowings	57	106
Other financial liabilities	60	23
Income tax payable	8	11
Provisions	46	40
Total current liabilities	1,139	1,110
Non-current liabilities
Trade payables and other	27	54
Borrowings	2,094	2,021
Other financial liabilities	29	43
Pension and other post-employment benefit obligations	610	664
Provisions	94	113
Deferred income tax liabilities	22	25
Total non-current liabilities	2,876	2,920
Total Liabilities	4,015	4,030
Equity
Share capital	3	3
Share premium	420	420
Retained deficit and other reserves	(545)	(750)
Equity attributable to equity holders of Constellium	(122)	(327)
Non-controlling interests	8	8
Total Equity	(114)	(319)
Total Equity and Liabilities	€ 3,901	€ 3,711